Provisions - Schedule of Provision Balance Changes (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Provisions [Line Items]
Opening Balances	$ 135,090	$ 177,827
Provisions applied	(46,224)	(93,692)
Provisions recorded		154,014
Provisions established	(271,871)
Provisions released	(122,404)	(97,955)
Other movements	(2,986)	(5,104)
Ending Balance	235,347	135,090
Provisions for personnel salaries and expenses [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	90,739	102,877
Provisions applied	(46,062)	(55,487)
Provisions recorded		133,055
Provisions established	(170,962)
Provisions released	(96,264)	(85,078)
Other movements	(3,101)	(4,628)
Ending Balance	116,274	90,739
Provisions for mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Opening Balances		38,120
Provisions applied		(38,120)
Provisions established	(83,342)
Ending Balance	83,342
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	39,775	34,271
Provisions recorded		16,366
Provisions established	(20,498)
Provisions released	(29,805)	(10,861)
Other movements	121	(1)
Ending Balance	30,589	39,775
Provisions for contingencies [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	4,576	2,559
Provisions applied	(162)	(85)
Provisions recorded		4,593
Provisions established	2,931
Provisions released	3,665	(2,016)
Other movements	(6)	(475)
Ending Balance	$ 5,142	$ 4,576